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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended September 30, 2011
                                               --------------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 --------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Adam D. Portnoy               Newton, MA      November 4, 2011
   -------------------------------    -----------------   ----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         112
                                        --------------------

Form 13F Information Table Value Total:       $56,187
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

                                                           VALUE           AMOUNT AND       INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X $1,000)     TYPE OF SECURITY    DISCRETION MANAGERS   VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SHRS OR
                                                                    PRN AMT SH/PRN PUT/CALL                       SOLE  SHARED NONE
                                                                    ------- ------ --------                     ------- ------ ----
AGREE REALTY CORP                    Com       008492100         26   1,199   SH               SOLE               1,199    -
ALEXANDRIA REAL ESTATE EQUIT         Com       015271109        921  15,000   SH               SOLE              15,000    -
ANNALY CAPITAL MANAGEMENT IN         Com       035710409        166  10,000   SH               SOLE              10,000    -
ASHFORD HOSPITALITY TRUST          COM SHS     044103109         70  10,000   SH               SOLE              10,000    -
ASHFORD HOSPITALITY TRUST            Pfd       044103505        843  35,000   SH               SOLE              35,000    -
AMERICAN CAMPUS COMMUNITIES          Com       024835100        447  12,000   SH               SOLE              12,000    -
AMERICAN ASSETS TRUST INC            Com       024013104         90   5,000   SH               SOLE               5,000    -
APARTMENT INVT + MGMT CO A          CL A       03748R101        636  28,745   SH               SOLE              28,745    -
ASSOCIATED ESTATES REALTY CP         Com       045604105      1,790 115,800   SH               SOLE             115,800    -
AVALONBAY COMMUNITIES INC            Com       053484101      1,776  15,575   SH               SOLE              15,575    -
BEAZER HOMES USA INC                 Com       07556Q105         53  35,000   SH               SOLE              35,000    -
BIOMED REALTY TRUST INC              Com       09063H107        348  21,000   SH               SOLE              21,000    -
BLACKROCK CREDIT ALL INC TR          Com       092508100        222  19,336   SH               SOLE              19,336    -
BOSTON PROPERTIES INC                Com       101121101        223   2,500   SH               SOLE               2,500    -
BRANDYWINE REALTY TRUST        SH BEN INT NEW  105368203      1,162 145,100   SH               SOLE             145,100    -
BRE PROPERTIES INC                  CL A       05564E106        677  16,000   SH               SOLE              16,000    -
BROOKFIELD OFFICE PROPERTIES         Com       112900105        303  22,000   SH               SOLE              22,000    -
CAPLEASE INC                         Com       140288101         46  12,700   SH               SOLE              12,700    -
CBL + ASSOCIATES PROPERTIES          Com       124830100        341  30,000   SH               SOLE              30,000    -
CB RICHARD ELLIS GROUP INC A        CL A       12497T101        160  11,900   SH               SOLE              11,900    -
CEDAR SHOPPING CENTERS INC         Com New     150602209        213  68,508   SH               SOLE              68,508    -
CHATHAM LODGING TRUST                Com       16208T102        169  17,049   SH               SOLE              17,049    -
CHESAPEAKE LODGING TRUST         SH BEN INT    165240102         12   1,000   SH               SOLE               1,000    -
COGDELL SPENCER INC                  Com       19238U107        119  31,655   SH               SOLE              31,655    -
COHEN + STEERS INFRASTRUCTURE        Com       19248A109        279  17,911   SH               SOLE              17,911    -
COHEN + STEERS QUALITY RLTY          Com       19247L106        462  60,297   SH               SOLE              60,297    -
COLONIAL PROPERTIES TRUST      COM SH BEN INT  195872106        632  34,800   SH               SOLE              34,800    -
CORPORATE OFFICE PROPERTIES      SH BEN INT    22002T108        558  25,600   SH               SOLE              25,600    -
U STORE IT TRUST                     Com       91274F104        128  15,000   SH               SOLE              15,000    -
COUSINS PROPERTIES INC               Com       222795106        202  34,572   SH               SOLE              34,572    -
DOUGLAS EMMETT INC                   Com       25960P109        171  10,000   SH               SOLE              10,000    -
DCT INDUSTRIAL TRUST INC             Com       233153105        433  98,600   SH               SOLE              98,600    -
DDR CORP                             Com       23317H102        218  20,000   SH               SOLE              20,000    -
DIAMONDROCK HOSPITALITY CO           Com       252784301        284  40,603   SH               SOLE              40,603    -
DIGITAL REALTY TRUST INC             Com       253868103        221   4,000   SH               SOLE               4,000    -
DR HORTON INC                        Com       23331A109        425  47,000   SH               SOLE              47,000    -
DUKE REALTY CORP                   Com New     264411505        484  46,100   SH               SOLE              46,100    -
DUPONT FABROS TECHNOLOGY             Com       26613Q106        250  12,700   SH               SOLE              12,700    -
EASTGROUP PROPERTIES INC             Com       277276101        324   8,500   SH               SOLE               8,500    -
EATON VANCE ENHANCED EQUITY IN       Com       278277108        238  24,100   SH               SOLE              24,100    -
EDUCATION REALTY TRUST INC           COM       28140H104         58   6,737   SH               SOLE               6,737    -
ENTERTAINMENT PROPERTIES TR    COM SH BEN INT  29380T105      1,228  31,500   SH               SOLE              31,500    -
EQUITY ONE INC                       Com       294752100        317  20,000   SH               SOLE              20,000    -
EQUITY RESIDENTIAL               SH BEN INT    29476L107      2,542  49,000   SH               SOLE              49,000    -
ESSEX PROPERTY TRUST INC             Com       297178105        720   6,000   SH               SOLE               6,000    -
EXCEL TRUST INC                      Com       30068C109        192  20,000   SH               SOLE              20,000    -
FELCOR LODGING TRUST INC             Com       31430F101         23  10,000   SH               SOLE              10,000    -
FELCOR LODGING TRUST INC       PFD CV A $1.95  31430F200      1,468  73,000   SH               SOLE              73,000    -
FIRST POTOMAC REALTY TRUST           Com       33610F109         62   5,000   SH               SOLE               5,000    -
FRANKLIN STREET PROPERTIES C         Com       35471R106        283  25,000   SH               SOLE              25,000    -
GETTY REALTY CORP                    Com       374297109        317  22,000   SH               SOLE              22,000    -
GLADSTONE COMMERCIAL CORP            Com       376536108        179  11,430   SH               SOLE              11,430    -
GLIMCHER REALTY TRUST            SH BEN INT    379302102        673  95,000   SH               SOLE              95,000    -
HCP INC                              Com       40414L109      2,439  69,580   SH               SOLE              69,580    -
HEALTH CARE REIT INC                 Com       42217K106        290   6,200   SH               SOLE               6,200    -
HEALTHCARE REALTY TRUST INC          Com       421946104        219  13,000   SH               SOLE              13,000    -
HERSHA HOSPITALITY TRUST        SH BEN INT A   427825104        798 230,583   SH               SOLE             230,583    -
HIGHWOODS PROPERTIES INC             Com       431284108      1,071  37,900   SH               SOLE              37,900    -
HOME PROPERTIES INC                  Com       437306103        284   5,000   SH               SOLE               5,000    -
HOST HOTELS + RESORTS INC            Com       44107P104        191  17,500   SH               SOLE              17,500    -
HUDSON PACIFIC PROPERTIES IN         Com       444097109         29   2,500   SH               SOLE               2,500    -
HYATT HOTELS CORP CL A            Com CL A     448579102        157   5,000   SH               SOLE               5,000    -
INLAND REAL ESTATE CORP            Com New     457461200        146  20,000   SH               SOLE              20,000    -
KILROY REALTY CORP                   Com       49427F108         81   2,600   SH               SOLE               2,600    -
KIMCO REALTY CORP                    Com       49446R109        451  30,000   SH               SOLE              30,000    -
KITE REALTY GROUP TRUST              Com       49803T102        256  70,000   SH               SOLE              70,000    -
LASALLE HOTEL PROPERTIES       Com SH BEN INT  517942108        307  16,000   SH               SOLE              16,000    -
LEXINGTON REALTY TRUST               Com       529043101        743 113,558   SH               SOLE             113,558    -
LENNAR CORP A                       CL A       526057104        203  15,000   SH               SOLE              15,000    -
LIBERTY PROPERTY TRUST           SH BEN INT    531172104      1,054  36,200   SH               SOLE              36,200    -
LTC PROPERTIES INC                   Com       502175102        443  17,500   SH               SOLE              17,500    -
MACERICH CO/THE                      Com       554382101        723  16,966   SH               SOLE              16,966    -
MACK CALI REALTY CORP                Com       554489104      1,017  38,030   SH               SOLE              38,030    -
MARRIOTT INTERNATIONAL CL A          Com       571903202        136   5,000   SH               SOLE               5,000    -
MEDICAL PROPERTIES TRUST INC         Com       58463J304      1,660 185,520   SH               SOLE             185,520    -
MFA FINANCIAL INC                    Com       55272X102        387  55,148   SH               SOLE              55,148    -
MID AMERICA APARTMENT COMM           Com       59522J103      1,210  20,100   SH               SOLE              20,100    -
MPG OFFICE TRUST INC                 Com       553274101         51  24,000   SH               SOLE              24,000    -
NATIONAL RETAIL PROPERTIES           Com       637417106      2,604  96,900   SH               SOLE              96,900    -
NUVEEN REAL ESTATE INCOME FUND       Com       67071B108         33   3,700   SH               SOLE               3,700    -
OMEGA HEALTHCARE INVESTORS           Com       681936100         35   2,200   SH               SOLE               2,200    -
PARKWAY PROPERTIES INC               Com       70159Q104        138  12,500   SH               SOLE              12,500    -
PENN REAL ESTATE INVEST TST      SH BEN INT    709102107        425  55,000   SH               SOLE              55,000    -
PEBBLEBROOK HOTEL TRUST              Com       70509V100        158  10,100   SH               SOLE              10,100    -
PROLOGIS INC                         Com       74340W103        730  30,088   SH               SOLE              30,088    -
PUBLIC STORAGE                       Com       74460D109        345   3,100   SH               SOLE               3,100    -
RADIOSHACK CORP                      Com       750438103         81   7,000   SH               SOLE               7,000    -
RAMCO GERSHENSON PROPERTIES TR Com Sh Ben Int  751452202        508  62,000   SH               SOLE              62,000    -
REALTY INCOME CORP                   Com       756109104        139   4,300   SH               SOLE               4,300    -
REGENCY CENTERS CORP                 Com       758849103        484  13,700   SH               SOLE              13,700    -
RLJ LODGING TRUST                    Com       74965L101        160  12,500   SH               SOLE              12,500    -
SABRA HEALTH CARE REIT INC           Com       78573L106        143  15,000   SH               SOLE              15,000    -
SIMON PROPERTY GROUP INC             Com       828806109      2,439  22,179   SH               SOLE              22,179    -
SL GREEN REALTY CORP                 Com       78440X101        866  14,900   SH               SOLE              14,900    -
SOVRAN SELF STORAGE INC              Com       84610H108        186   5,000   SH               SOLE               5,000    -
ST JOE CO/THE                        Com       790148100         75   5,000   SH               SOLE               5,000    -
STARWOOD HOTELS + RESORTS            Com       85590A401         78   2,000   SH               SOLE               2,000    -
STANDARD PACIFIC CORP                Com       85375C101        148  60,000   SH               SOLE              60,000    -
STRATEGIC HOTELS + RESORTS I         Com       86272T106        129  30,000   SH               SOLE              30,000    -
SUMMIT HOTEL PROPERTIES INC          Com       866082100          7   1,000   SH               SOLE               1,000    -
SUN COMMUNITIES INC                  Com       866674104        911  25,900   SH               SOLE              25,900    -
SUNSTONE HOTEL INVESTORS INC         Com       867892101         85  15,000   SH               SOLE              15,000    -
SUNSTONE HOTEL INVESTORS       CV 8% CUM PFD-D 867892507        491  23,000   SH               SOLE              23,000    -
SUPERTEL HOSPITALITY INC             Com       868526104         63  84,642   SH               SOLE              84,642    -
TANGER FACTORY OUTLET CENTER         Com       875465106        281  10,800   SH               SOLE              10,800    -

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
TOLL BROTHERS INC                    Com       889478103         87   6,000   SH               SOLE               6,000    -
URSTADT BIDDLE CLASS A              CL A       917286205        157   9,800   SH               SOLE               9,800    -
UDR INC                              Com       902653104        310  14,000   SH               SOLE              14,000    -
VENTAS INC                           Com       92276F100      1,996  40,397   SH               SOLE              40,397    -
VORNADO REALTY TRUST             SH BEN INT    929042109      2,115  28,335   SH               SOLE              28,335    -
WASHINGTON REIT                  SH BEN INT    939653101        508  18,000   SH               SOLE              18,000    -
WEINGARTEN REALTY INVESTORS      SH BEN INT    948741103        742  35,000   SH               SOLE              35,000    -